NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Growth Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth-Income Fund
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund

Supplement dated June 12, 2024
to the Prospectus dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

NVIT American Funds Growth-Income Fund

1.	The table under the section entitled “Portfolio Managers” on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Charles E. Ellwein	Partner – Capital Research Global Investors, a division of Capital Research	Since 2015
J. Blair Frank	Partner – Capital Research Global Investors, a division of Capital Research	Since 2006
Keiko McKibben	Partner – Capital Research Global Investors, a division of Capital Research	Since 2014
Caroline Jones	Partner – Capital Research Global Investors, a division of Capital Research	Since 2020

2.	All references to, and information regarding, Donald D. O’Neal, William L. Robbins and Carlos A. Schonfeld in the Prospectus are deleted in their entirety.

3.	The information under the section entitled “Master Growth-Income Fund Team Members” beginning on page 47 of the Prospectus is deleted in its entirety and replaced with the following:

Charles E. Ellwein is a Partner of Capital Research Global Investors. Mr. Ellwein has been employed in the investment management area of Capital Research or its affiliates the past 18 years. Mr. Ellwein has been a portfolio manager for the Master Growth-Income Fund for 9 years and previously served as an investment analyst on the Master Growth-Income Fund for 8 years.
J. Blair Frank is a Partner of Capital Research Global Investors. Mr. Frank has been employed in the investment management area of Capital Research or its affiliates for the past 30 years. Mr. Frank has been a portfolio manager for the Master Growth-Income Fund for 18 years.
Keiko McKibben is a Partner of Capital Research Global Investors. Ms. McKibben has been employed in the investment management area of Capital Research or its affiliates for the past 26 years. Ms. McKibben has been a portfolio manager for the Master Growth-Income Fund for 10 years and previously served as an investment analyst on the Master Growth-Income Fund for 10 years.
Caroline Jones is a Partner of Capital Research Global Investors. Ms. Jones has been employed in the investment management area of Capital Research or its affiliates for the past 20 years. Ms. Jones has been a portfolio manager for the Master Growth-Income Fund for 4 years and previously served as an investment analyst on the Master Growth-Income Fund for 9 years.

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